UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

First Foundation Fixed Income Fund

First Foundation Total Return Fund

SEMI-ANNUAL REPORT	MARCH 31, 2021

Investment Adviser: Brookmont Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

TABLE OF CONTENTS

Schedules of Investments	1

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-838-0191 and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

	Principal Amount ($)	Value ($)
Corporate Obligations — 52.2%
COMMUNICATION SERVICES — 3.2%
AT&T
5.15%, 03/15/42	336,000	404,893
Netflix
4.38%, 11/15/26	1,350,000	1,508,287
4.88%, 04/15/28	750,000	852,682
4.88%, 06/15/30 (a)	750,000	863,655
T-Mobile USA
2.25%, 11/15/31 (a)	500,000	474,713
3.30%, 02/15/51 (a)	1,000,000	934,570
Twitter
3.88%, 12/15/27 (a)	1,000,000	1,048,490
Warner Media
5.35%, 12/15/43	168,000	194,822

		6,282,112

CONSUMER DISCRETIONARY — 6.5%
Ford Motor Credit
VAR ICE LIBOR USD 3 Month+1.080%, 1.28%, 08/03/22	750,000	743,137
3.38%, 11/13/25	750,000	762,750
5.88%, 08/02/21	500,000	506,725

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
CONSUMER DISCRETIONARY (continued)
Las Vegas Sands
3.20%, 08/08/24	1,500,000	1,563,807
3.90%, 08/08/29	4,410,000	4,540,490
Marriott International
3.50%, 10/15/32	1,000,000	1,033,135
4.00%, 04/15/28	3,250,000	3,458,909

		12,608,953

CONSUMER STAPLES — 1.1%
Altria Group 4.50%, 05/02/43	358,000	373,979
Walgreens Boots Alliance
3.20%, 04/15/30	1,000,000	1,037,747
4.50%, 11/18/34	650,000	722,535

		2,134,261

ENERGY — 0.8%
BP Capital Markets
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.398%, 4.88%, (b)	225,000	241,031
Energy Transfer Operating 6.50%, 02/01/42	259,000	308,043
Occidental Petroleum 6.20%, 03/15/40	90,000	92,475
Plains All American Pipeline VAR ICE LIBOR USD 3 Month+4.110%, 6.13%, (b)	1,150,000	934,444

		1,575,993

FINANCIALS — 14.2%
Arbor Realty Trust 4.50%, 03/15/27	1,750,000	1,717,096
Athene Holding
3.50%, 01/15/31	2,000,000	2,053,867
Bank of America
VAR ICE LIBOR USD 3 Month+3.898%, 6.10%, (b)	1,750,000	1,942,500
VAR ICE LIBOR USD 3 Month+4.553%, 6.30%, (b)	500,000	575,000
Bank of New York Mellon
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%, 4.70%, (b)	1,000,000	1,083,450
Charles Schwab
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%, 5.38%, (b)	1,400,000	1,551,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
Citizens Financial Group
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.313%, 5.65%, (b)	925,000	1,019,812
Everest Reinsurance Holdings
VAR ICE LIBOR USD 3 Month+2.385%, 2.58%, 05/15/37	1,500,000	1,380,103
First Horizon Bank
5.75%, 05/01/30	1,000,000	1,201,891
Genworth Holdings
4.80%, 02/15/24	103,000	96,172
Independent Bank Group
VAR ICE LIBOR USD 3 Month+2.830%, 5.00%, 12/31/27	500,000	513,757
JPMorgan Chase & Co
VAR ICE LIBOR USD 3 Month+3.470%, 3.68%, (b)	245,000	244,571
VAR ICE LIBOR USD 3 Month+3.780%, 6.75%, (b)	3,000,000	3,285,000
MetLife
VAR ICE LIBOR USD 3 Month+3.575%, 3.76%, (b)	17,000	16,958
NTC Capital II
VAR ICE LIBOR USD 3 Month+0.590%, 0.83%, 04/15/27	850,000	820,073
Oaktree Specialty Lending
3.50%, 02/25/25	2,750,000	2,822,154
People’s United Bank
4.00%, 07/15/24	250,000	269,703
Prudential Financial, Inc.
VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	895,000	958,927
State Street
VAR ICE LIBOR USD 3 Month+1.000%, 1.18%, 06/15/47	750,000	645,270
Truist Financial
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605%, 4.95%, (b)	1,650,000	1,788,188
VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%, 5.10%, (b)	2,000,000	2,177,500
UBS AG
5.13%, 05/15/24	500,000	550,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
Wachovia Capital Trust II
VAR ICE LIBOR USD 3 Month+0.500%, 0.74%, 01/15/27	795,000	762,005

		27,475,897

HEALTHCARE — 0.8%
Anthem
3.13%, 05/15/50	1,000,000	951,135
Cigna
2.38%, 03/15/31	250,000	245,820
CVS Pass-Through Trust
6.04%, 12/10/28	50,320	58,699
Endo Finance
5.38%, 01/15/23 (a)	187,000	175,780

		1,431,434

INDUSTRIALS — 8.7%
BNSF Funding Trust I
VAR ICE LIBOR USD 3 Month+2.350%, 6.61%, 12/15/55	1,554,000	1,780,586
Boeing
2.20%, 02/04/26	1,500,000	1,494,719
3.25%, 03/01/28	2,125,000	2,133,606
3.45%, 11/01/28	2,150,000	2,204,919
3.60%, 05/01/34	750,000	749,347
3.63%, 02/01/31	1,000,000	1,045,450
Carrier Global
2.70%, 02/15/31	750,000	749,200
General Electric Co
VAR ICE LIBOR USD 3 Month+0.300%, 0.54%, 05/13/24	750,000	740,733
VAR ICE LIBOR USD 3 Month+3.330%, 3.51%, (b)	850,000	801,975
Southwest Airlines
2.63%, 02/10/30	1,390,000	1,364,177
7.38%, 03/01/27	3,100,000	3,799,223

		16,863,935

INFORMATION TECHNOLOGY — 2.0%
Crowdstrike Holdings
3.00%, 02/15/29	2,000,000	1,955,400
Fidelity National Information Services
2.25%, 03/01/31	2,000,000	1,958,928

		3,914,328

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
MATERIALS — 2.6%
Ball
2.88%, 08/15/30	2,250,000	2,167,313
4.88%, 03/15/26	1,750,000	1,957,042
Sherwin-Williams
3.30%, 05/15/50	1,000,000	983,641

		5,107,996

REAL ESTATE — 5.6%
Brookfield Property REIT
5.75%, 05/15/26 (a)	250,000	257,187
Federal Realty Investment Trust
3.50%, 06/01/30	2,500,000	2,617,659
National Retail Properties
4.30%, 10/15/28	900,000	1,002,516
Regency Centers
2.95%, 09/15/29	750,000	762,381
Retail Opportunity Investments Partnership
4.00%, 12/15/24	850,000	897,788
Rexford Industrial Realty
2.13%, 12/01/30	1,500,000	1,400,842
VEREIT Operating Partnership
3.10%, 12/15/29	2,500,000	2,552,048
3.40%, 01/15/28	1,000,000	1,053,766
3.95%, 08/15/27	100,000	109,675
4.63%, 11/01/25	200,000	225,681

		10,879,543

UTILITIES — 6.7%
Duke Energy
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%, 4.88%, (b)	1,925,000	2,033,762
Edison International
4.13%, 03/15/28	1,750,000	1,876,843
Pacific Gas and Electric
2.50%, 02/01/31	4,250,000	4,010,425
3.50%, 08/01/50	3,000,000	2,613,674
PacifiCorp
6.25%, 10/15/37	42,000	56,853
Southern California Edison
3.90%, 12/01/41	15,000	14,863
WEC Energy Group, Inc.
VAR ICE LIBOR USD 3 Month+2.113%, 2.31%, 05/15/67	2,560,000	2,336,100

		12,942,520

Total Corporate Obligations (Cost $100,579,538)		101,216,972

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Agency Mortgage-Backed Securities — 21.4%
Federal Home Loan Mortgage Corp.
4.00%, 5/1/2044	609,585	675,051
5.00%, 6/1/2041	107,623	125,247
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K735, Class AM
2.46%, 5/25/2026	2,000,000	2,119,260
Federal National Mortgage Assoc.
3.00%, 2/1/2043 to 6/1/2043 (c)	2,301,309	2,448,211
3.50%, 11/1/2042 to 2/1/2043 (c)	1,013,140	1,104,484
4.00%, 1/1/2041 to 3/1/2044 (c)	864,846	953,444
4.50%, 10/1/2039 to 4/1/2041 (c)	1,152,999	1,288,014
5.00%, 6/1/2041	140,755	163,744
Federal National Mortgage Assoc. ACES, Series 2019-M12, Class A2
2.89%, 6/25/2029 (d)	1,500,000	1,615,527
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/2027 (d)	1,220,124	1,259,012
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
VAR ICE LIBOR USD 1 Month+2.890%, 2.89%, 3/25/2039	902,091	906,198
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.46%, 6/25/2028 (d)	2,405,205	2,548,505
FRESB Mortgage Trust, Series 2018-SB53, Class A10F
3.64%, 6/25/2028 (d)	1,819,785	1,963,476
FRESB Mortgage Trust, Series 2019-SB62, Class A10F
3.07%, 3/25/2029 (d)	1,850,839	1,912,806
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 1/25/2029 (d)	1,841,260	1,922,395
Government National Mortgage Assoc., Series 2019-2, Class AE
3.25%, 3/16/2059	1,434,642	1,503,148
Government National Mortgage Assoc., Series 2012-100, Class BA
2.60%, 8/16/2052 (d)	2,500,000	2,536,078
Government National Mortgage Assoc., Series 2012-83, Class AK
3.31%, 12/16/2053 (d)	1,409,067	1,489,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Agency Mortgage-Backed Securities (continued)
Government National Mortgage Assoc., Series 8, Class AH
2.55%, 1/16/2062	1,839,679	1,889,301
Government National Mortgage Assoc., Series 2018-68, Class B
3.00%, 2/16/2059 (d)	1,000,000	1,027,070
Government National Mortgage Assoc., Series 2018-3, Class AG
2.50%, 10/16/2058	326,659	336,126
Government National Mortgage Assoc.
3.50%, 5/20/2043	716,228	777,684
4.00%, 1/20/2041 to 4/20/2043 (c)	705,999	780,454
Government National Mortgage Assoc., Series 2017-24, Class A
2.25%, 9/16/2044	505,218	516,024
Government National Mortgage Assoc., Series 46, Class A
2.50%, 11/16/2057	627,001	643,346
Government National Mortgage Assoc., Series 2017-106, Class AC
2.60%, 4/16/2051	827,714	855,696
Government National Mortgage Assoc., Series 2018-129, Class AG
3.10%, 5/16/2059	782,831	805,827
Government National Mortgage Assoc., Series 70, Class AE
2.60%, 10/16/2058	1,300,227	1,340,978
Government National Mortgage Assoc., Series 2018-156, Class AD
3.25%, 8/16/2059 (d)	1,269,101	1,336,560
Government National Mortgage Assoc., Series 2019-55, Class AH
3.15%, 3/16/2061 (d)	1,102,211	1,155,836
Government National Mortgage Assoc., Series 69, Class AS
2.75%, 2/16/2058	1,655,729	1,717,897
Government National Mortgage Assoc., Series 2018-123, Class AH
3.25%, 9/16/2052	248,792	257,019
Government National Mortgage Assoc., Series 3, Class AH
2.50%, 2/16/2062	1,421,600	1,456,498

Total Agency Mortgage-Backed Securities
(Cost $39,623,351)		41,430,229

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Shares	Value ($)
Preferred Stock — 7.9%
COMMUNICATION SERVICES — 3.1%
Qwest Corp. 6.50%, 09/01/2056	154,841	3,967,026
Qwest Corp. 6.75%, 06/15/2057	73,190	1,911,723

		5,878,749

ENERGY — 1.7%
Enbridge 6.38%, 04/15/2078(e)	38,650	1,018,814
Energy Transfer Operating 7.60%(b)	13,800	329,958
Energy Transfer Operating 7.63%(b)	53,750	1,287,312
Energy Transfer Operating 7.38%(b)	32,862	765,685

		3,401,769

FINANCIALS — 1.5%
Athene Holding 6.38%(b)(e)	5,929	166,605
B. Riley Financial 6.88%, 09/30/2023	12,224	316,357
B. Riley Financial 6.00%, 01/31/2028	40,000	1,034,000
B. Riley Financial 6.75%, 05/31/2024	19,684	510,603
GMAC Capital Trust I 5.98%, 02/15/2040(e)	13,005	331,368
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(b)	21,000	502,740

		2,861,673

REAL ESTATE — 0.3%
Brookfield Property Partners 6.50%(b)	20,600	533,540

UTILITIES — 1.3%
SCE Trust III 5.75%(b)(e)	61,167	1,559,147
SCE Trust V 5.45%(b)(e)	8,785	224,545
SCE Trust VI 5.00%(b)	12,348	299,068
Southern 4.95%, 01/30/2080	18,241	480,103

		2,562,863

Total Preferred Stock
(Cost $14,432,112)		15,238,594

Registered Investment Companies — 6.9%
Ares Dynamic Credit Allocation Fund	32,737	492,037
DoubleLine Income Solutions Fund	147,982	2,687,353
DoubleLine Opportunistic Credit Fund	58,753	1,159,784
PGIM High Yield Bond Fund	94,860	1,485,508
PIMCO Dynamic Credit and Mortgage Income Fund	73,957	1,647,023
PIMCO Dynamic Income Opportunities Fund	118,147	2,371,210
RiverNorth DoubleLine Strategic Opportunity Fund	232,841	3,515,899

Total Registered Investment Companies
(Cost $12,597,149)		13,358,814

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds — 3.4%
CALIFORNIA — 0.5%
California State
0.89%, 04/01/47	200,000	200,180
San Francisco City & County Redevelopment Financing Authority
8.26%, 08/01/29	300,000	408,170
Stanton Redevelopment Agency
8.63%, 12/01/21	470,000	495,952

		1,104,302

KENTUCKY — 0.4%
Clark County School District Finance Corp
Insured: ST INTERCEPT
5.20%, 06/01/26	750,000	752,660

MARYLAND — 0.3%
Maryland Economic Development
3.70%, 06/01/25	500,000	522,951

MICHIGAN — 0.7%
Belding Area Schools
Insured: Q-SBLF
6.50%, 05/01/25	750,000	752,972
Comstock Park Public Schools
Insured: Q-SBLF
6.30%, 05/01/26	635,000	637,127

		1,390,099

NEW YORK — 0.6%
New York & New Jersey Port Authority
4.46%, 10/01/62	320,000	394,376
New York State Dormitory Authority
5.00%, 01/01/24	720,000	755,155

		1,149,531

NORTH DAKOTA — 0.5%
Kindred Public School District No. 2
6.00%, 08/01/27	750,000	953,260

WASHINGTON — 0.4%
Washington Higher Education Facilities Authority
4.27%, 10/01/22	750,000	770,327

Total Municipal Bonds (Cost $6,289,394)		6,643,130

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bonds
1.13%, 5/15/2040 to 8/15/2040 (c)	4,500,000	3,652,266
1.25%, 5/15/2050	750,000	564,082
2.00%, 2/15/2050	1,000,000	911,719
2.25%, 8/15/2046	1,000,000	967,773

Total U.S. Treasury Obligations (Cost $7,148,640)		6,095,840

U.S. Government Agency - Asset-Backed Securities — 2.5%
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	1,609,629	1,681,126
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	1,724,771	1,847,055
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	1,205,486	1,294,986

Total U.S. Government Agency - Asset-Backed Securities (Cost $4,593,657)		4,823,167

Non-Agency Collateralized Mortgage-Backed Securities — 0.8%
Commercial Mortgage Trust, Series 2014-CR14, Class AM
4.53%, 2/10/2047 (d)	120,000	129,948
Commercial Mortgage Trust, Series 2013-LC13, Class AM
4.56%, 8/10/2046 (a)(d)	100,000	107,723
GS Mortgage Securities Trust, Series 2014-GC20, Class AS
4.26%, 4/10/2047	105,000	113,228
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
4.89%, 1/15/2047 (d)	153,000	157,991
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.81%, 2/15/2047 (d)	100,000	96,290
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS
4.08%, 7/15/2046 (d)	210,000	221,492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
4.08%, 7/15/2046 (d)	191,000	164,428
Morgan Stanley Capital I Trust, Series 2012-C4, Class B
5.21%, 3/15/2045 (a)(d)	100,000	100,951

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Non-Agency Collateralized Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS
4.26%, 12/15/2046	115,000	123,375
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
4.72%, 3/15/2047 (d)	140,000	151,105
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 3/15/2047 (d)	263,000	283,890

Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,618,733)		1,650,421

Common Stock — 0.7%
ENERGY — 0.0%
Unit Corp	2,429	29,682

FINANCIALS — 0.1%
Oaktree Specialty Lending Corp.	40,251	249,554

REAL ESTATE — 0.6%
CIM Commercial Trust, REIT	738	9,513
VEREIT, REIT	29,648	1,145,006

		1,154,519

Total Common Stock (Cost $1,342,321)		1,433,755

Agency Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Assoc. REMIC, Series 2016-104, Class QA
3.00%, 11/25/2043	696,956	715,813
Federal National Mortgage Assoc. REMIC, Series 2010-16, Class PA
4.50%, 2/25/2040	45,663	49,433

Total Agency Collateralized Mortgage Obligations (Cost $741,670)		765,246

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Asset-Backed Security — 0.1%
Avis Budget Rental Car Funding AESOP, Series 2016-1A, Class A
2.99%, 6/20/2022 (a)	205,000	205,741

Total Asset-Backed Securities (Cost $204,065)		205,741

Total Investments - 99.4%		192,861,909

(Cost $189,170,630)
Other Assets & Liabilities, Net - 0.6%		1,172,639

Net Assets - 100.0%		194,034,548

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2021, these securities amounted to $4,168,810 or 2.1% of net assets.

(b)	Perpetual security with no stated maturity date.
(c)	Securities are grouped by coupon and represent a range of maturities.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2021. Current LIBOR rates include 1 month which is equal to 0.11% and 3 months equal to 0.19%.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

USD — U.S. Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$101,216,972	$—	$101,216,972
Agency Mortgage-Backed Securities	—	41,430,229	—	41,430,229
Preferred Stock	15,238,594	—	—	15,238,594
Registered Investment Companies	13,358,814	—	—	13,358,814
Municipal Bonds	—	6,643,130	—	6,643,130
U.S. Treasury Obligations	6,095,840	—	—	6,095,840
U.S. Government Agency - Asset- Backed Securities	—	4,823,167	—	4,823,167
Non-Agency Collateralized Mortgage- Backed Securities	—	1,650,421	—	1,650,421
Common Stock	1,433,755	—	—	1,433,755
Agency Collateralized Mortgage Obligations	—	765,246	—	765,246
Asset-Backed Security	—	205,741	—	205,741

Total Investments in Securities	$36,127,003	$156,734,906	$—	$192,861,909

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2021 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

	Shares	Value ($)
Common Stock — 52.6%
COMMUNICATION SERVICES — 17.2%
Alphabet, Inc., Class A (a)	581	1,198,324
Alphabet, Inc., Class C (a)	795	1,644,561
Liberty Broadband, Class C (a)	20,116	3,020,351
Liberty Global, Class A (a)	52,600	1,349,716
Liberty Media Corp.-Liberty Formula One, Class A (a)	74,136	2,833,478
Lumen Technologies	235,279	3,140,975

		13,187,405

CONSUMER DISCRETIONARY — 3.5%
Amazon.com, Inc. (a)	840	2,599,027
JG Boswell Co	25	17,850
Tandy Leather Factory (a)	28,548	109,625

		2,726,502

CONSUMER STAPLES — 2.8%
Altria Group	20,450	1,046,222
Philip Morris International, Inc.	12,440	1,103,926

		2,150,148

FINANCIALS — 7.4%
Aon, Class A	4,875	1,121,786
Berkshire Hathaway, Inc., Class B (a)	10,580	2,702,873
Charles Schwab	10,200	664,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2021 (Unaudited)

	Shares	Value ($)
Common Stock (continued)
FINANCIALS (continued)
KKR & Co., Inc., Class A	16,000	781,600
Progressive	4,050	387,220

		5,658,315

HEALTHCARE — 4.0%
Medtronic	8,250	974,573
Merck & Co., Inc.	10,000	770,900
Regeneron Pharmaceuticals (a)	2,730	1,291,672

		3,037,145

INDUSTRIALS — 7.6%
Vidler Water Resouces (a)	652,122	5,803,886

INFORMATION TECHNOLOGY — 1.0%
Intel Corp.	11,550	739,200

MATERIALS — 2.6%
Keweenaw Land Association Ltd. (a)	24,055	2,020,620

REAL ESTATE — 4.8%
Colony Capital, REIT	131,500	852,120
Colony Credit Real Estate, REIT	120,000	1,022,400
Equity Commonwealth, REIT	30,675	852,765
Equity LifeStyle Properties, REIT	13,425	854,367
Laaco	20	52,000
VEREIT, REIT	352	13,594

		3,647,246

UTILITIES — 1.7%
PG&E (a)	109,850	1,286,343

Total Common Stock
(Cost $34,032,363)		40,256,810

Foreign Common Stock — 26.8%
CANADA — 4.0%
Altius Minerals	20,000	238,851
Brookfield Asset Management, Inc., Class A	39,368	1,751,876
PrairieSky Royalty Ltd.	70,000	754,665
Sandstorm Gold (a)	51,500	350,200

		3,095,592

FRANCE — 12.8%
Bollore SA	1,239,539	5,999,202
Cie du Cambodge	1	6,817
Financiere de L’Odet SA	848	988,677

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2021 (Unaudited)

	Shares	Value ($)
Foreign Common Stock (continued)
FRANCE (continued)
Financiere Moncey	1	6,288
Societe Industrielle et Financiere de l’Artois	1	5,289
Vivendi SA	42,310	1,392,349
Vivendi SA ADR	42,025	1,381,362

		9,779,984

GERMANY — 0.8%
Deutsche Telekom AG ADR	31,000	624,650

ITALY — 3.3%
EXOR	29,900	2,528,067

JAPAN — 1.5%
Nintendo Co, Ltd. ADR	5,200	368,160
Sony Group ADR	7,650	810,976

		1,179,136

MEXICO — 2.9%
Becle	880,000	2,005,113
Bolsa Mexicana de Valores	95,000	191,063

		2,196,176

PORTUGAL — 0.4%
CTT-Correios de Portugal	80,000	316,860

UNITED KINGDOM — 1.1%
Diageo ADR	4,950	812,839

Total Foreign Common Stock
(Cost $17,649,255)		20,533,304

Preferred Stock — 5.2%
ENERGY — 0.3%
Energy Transfer Operating 7.38%(b)	9,850	229,505

FINANCIALS — 3.4%
Bank of America 7.25%(a)(b)	635	887,730
Gabelli Dividend & Income Trust 5.25%(b)	5,000	127,600
JPMorgan Chase 5.75%(b)	10,000	271,100
JPMorgan Chase 6.10%(b)	3,000	76,380
PNC Financial Services Group 6.13%(b)(c)	20,000	533,000
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(b)	4,000	95,760
US Bancorp 6.50%(b)(c)	19,275	501,343
Wells Fargo 5.85%(b)(c)	3,200	85,760

		2,578,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2021 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)
Preferred Stock (continued)
HEALTHCARE — 0.8%
Becton Dickinson 6.00%, 06/01/2023(a)	11,400	612,408

REAL ESTATE — 0.3%
Equity Commonwealth, REIT 6.50%(b)	5,000	157,000
Rexford Industrial Realty, REIT 5.88%(b)	900	23,157
VEREIT, REIT 6.70%(b)	919	23,168

		203,325

UTILITIES — 0.4%
Duke Energy 5.63%, 09/15/2078	8,317	223,228
NextEra Energy Capital Holdings 5.65%, 03/01/2079	3,200	89,632
Southern 5.25%, 12/01/2077	1,332	35,231

		348,091

Total Preferred Stock
(Cost $3,783,270)		3,972,002

Registered Investment Companies — 3.2%
BlackRock Core Bond Trust	47,380	743,866
DoubleLine Opportunistic Credit Fund	26,406	521,254
Pershing Square Holdings	20,000	707,782
RiverNorth DoubleLine Strategic Opportunity Fund	15,000	226,500
TCW Strategic Income Fund	39,710	225,950

Total Registered Investment Companies
(Cost $2,258,749)		2,425,352

Corporate Obligations — 2.7%
COMMUNICATION SERVICES — 0.0%
iHeartCommunications, Inc. 6.38%, 05/01/26	6,545	6,946
8.38%, 05/01/27	12,132	13,027

		19,973

ENERGY — 0.0%
Kinder Morgan, Inc. 5.63%, 11/15/23 (d)	42,000	46,625

FINANCIALS — 1.6%
Bank of America
VAR ICE LIBOR USD 3 Month+4.174%, 6.50%, 04/23/69 (b)	340,000	380,800
Charles Schwab
VAR ICE LIBOR USD 3 Month+4.820%, 7.00%, 08/01/69 (b)	100,000	104,232

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
JPMorgan Chase & Co
VAR ICE LIBOR USD 3 Month+3.470%, 3.68%, (b)	181,000	180,683
Prudential Financial, Inc.
VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	500,000	535,714

		1,201,429

INDUSTRIALS — 0.8%
General Electric Co
VAR ICE LIBOR USD 3 Month+3.330%, 3.51%, (b)	645,000	608,557

UTILITIES — 0.3%
WEC Energy Group, Inc.
VAR ICE LIBOR USD 3 Month+2.113%, 2.31%, 05/15/67	250,000	228,135

Total Corporate Obligations
(Cost $2,287,702)		2,104,719

Special Purpose Acquisition Companies — 2.1%
Altimeter Growth (a)	700	8,554
Khosla Ventures Acquisition, Class A	22,000	222,200
KKR Acquisition Holdings I (a)	22,500	225,225
Liberty Media Acquisition (a)	65,500	701,505
Oaktree Acquisition II, Class A (a)	21,500	212,635
Trebia Acquisition, Class A (a)	21,000	209,160

Total Special Purpose Acquisition Companies
(Cost $1,626,059)		1,579,279

Agency Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp. 5.00%, 6/1/2041	34,033	39,606
Federal National Mortgage Assoc. 3.00%, 2/1/2043 to 6/1/2043 (e)	297,825	316,831
3.50%, 11/1/2042 to 2/1/2043 (e)	137,274	149,626
4.00%, 2/1/2044	42,083	46,369
4.50%, 2/1/2040 to 1/1/2041 (e)	82,767	92,814
5.00%, 6/1/2041	44,510	51,780
Government National Mortgage Assoc. 3.00%, 4/20/2043 to 6/20/2043 (e)	62,257	66,288
3.50%, 5/20/2043	63,809	69,284
4.00%, 1/20/2041 to 4/20/2043 (e)	73,257	81,038

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2021 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Agency Mortgage-Backed Securities (continued)
4.50%, 5/20/2040 to 3/20/2041 (e)	25,410	28,465

Total Agency Mortgage-Backed Securities
(Cost $885,353)		942,101

Exchange-Traded Funds — 0.7%
iShares 20+ Year Treasury Bond ETF	1,850	250,582
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	1,875	247,369

Total Exchange-Traded Funds
(Cost $538,556)		497,951

Non-Agency Collateralized Mortgage-Backed Securities — 0.1%
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 4.89%, 1/15/2047 (f)	60,000	61,957
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047 (f)	40,000	43,177

Total Non-Agency Collateralized Mortgage-Backed Securities
(Cost $101,101)		105,134

Agency Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Assoc. REMIC, Series 2012-93, Class SW VAR ICE LIBOR USD 1 Month+6.100%, 5.99%, 9/25/2042 (g)	28,951	5,472
Federal National Mortgage Assoc. STRIPS, Series 2004-354, Class 1 0.00%, 12/25/2034 (h)(i)	2,511	2,452

Total Agency Collateralized Mortgage Obligations
(Cost $25,067)		7,924

Asset-Backed Security — 0.0%
Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A VAR ICE LIBOR USD 1 Month+0.740%, 0.85%, 1/25/2034	1	1

Total Asset-Backed Securities (Cost $1)		1

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2021 (Unaudited)

	Number of Warrants	Value ($)
Warrants — 0.0%
Pershing Square Tontine Holdings, Expires 07/27/2025(a)	1	5

Total Warrants (Cost $3)		5

Total Investments - 94.6%		72,424,582

(Cost $63,187,479)
Other Assets & Liabilities, Net - 5.4%		4,136,294

Net Assets - 100.0%		76,560,876

(a)	Non-income producing security.
(b)	Perpetual security with no stated maturity date.
(c)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2021. Current LIBOR rates include 1 month which is equal to 0.11% and 3 months equal to 0.19%.

(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2021, these securities amounted to $46,625 or 0.1% of Net Assets.

(e)	Securities are grouped by coupon and represent a range of maturities.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(g)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(i)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ltd. — Limited

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2021 (Unaudited)

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,256,810	$—	$—	$40,256,810
Foreign Common Stock	20,533,304	—	—	20,533,304
Preferred Stock	3,972,002	—	—	3,972,002
Registered Investment Companies	2,425,352	—	—	2,425,352
Corporate Obligations	—	2,104,719	—	2,104,719
Special Purpose Acquisition Companies	1,579,279	—	—	1,579,279
Agency Mortgage-Backed Securities	—	942,101	—	942,101
Exchange-Traded Funds	497,951	—	—	497,951
Non-Agency Collateralized Mortgage-Backed Securities	—	105,134	—	105,134
Agency Collateralized Mortgage Obligations	—	7,924	—	7,924
Asset-Backed Security	—	1	—	1
Warrants	—	5	—	5

Total Investments in Securities	$69,264,698	$3,159,884	$—	$72,424,582

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Assets
Investments, at value (Cost $189,170,630 and $63,187,479)	$192,861,909	$72,424,582
Cash equivalents (Note 2)	140,149	2,836,470
Foreign tax reclaim receivable	8,476	64,284
Receivable for:
Investment sold	–	607,617
Dividends and interest	1,108,241	128,486
Fund shares sold	907,151	735,228
Prepaid expenses and other assets	95,112	61,880

Total assets	195,121,038	76,858,547

Liabilities:
Payable for:
Fund shares redeemed	566,511	101,554
Investments purchased	238,528	–
Reorganization fees (Note 2)	119,937	101,126
Investment advisory fees payable	49,921	32,277
Income distribution payable	27,162	–
Payable due to administrator	23,332	11,077
Transfer agent fees	20,333	22,002
Distribution and shareholder servicing fees	17,094	6,651
Trustees fees	4,337	8,711
CCO fees payable	2,335	859
Accrued expenses and other liabilities	17,000	13,414

Total liabilities	1,086,490	297,671

Net Assets	$194,034,548	$76,560,876

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Net Assets Consist of:
Paid-in capital	$190,752,514	$58,773,936
Total distributable earnings	3,282,034	17,786,940

Net Assets	$194,034,548	$76,560,876

Class A:
Net assets	$78,734,553	$39,572,236
Shares outstanding (no par value; unlimited shares authorized)	5,993,548	1,403,586
Net asset value per share(a)(b)	$13.14	$28.19

Maximum offering price per share(c)	$13.72	$29.91

Class Y:
Net assets	$115,299,995	$36,988,640
Shares outstanding (no par value; unlimited shares authorized)	8,784,300	1,290,845
Net asset value, offering and redemption price per share	$13.13	$28.65

(a) Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

(b) Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.

(c) The sales charge is 4.25% for the Fixed Income Fund and 5.75% for the Total Return Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
FOR THE SIX MONTHS ENDED
MARCH 31, 2021
(Unaudited)

STATEMENTS OF OPERATIONS

	First Foundation Fixed Income Fund(1)	First Foundation Total Return Fund(2)
Investment Income:
Income:
Dividends	$1,117,575	$642,982
Interest	2,758,136	148,353
Less: Foreign taxes withheld	(2,310)	(9,698)

Total income	3,873,401	781,637

Expenses:
Investment advisory fees	298,333	178,065
Administration fees	87,858	28,801
Distribution and shareholder service fees:
Class A Shares	101,106	47,314
Class Y Shares(3)	2,294	2,664
Transfer agent fees	127,679	61,745
Legal fees	41,828	16,664
Reorganization fees	142,854	123,942
Registration fees	56,012	54,985
Audit fees	22,275	–
Trustees fees	6,617	–
Reports to shareholders	15,600	8,355
Chief compliance officer fees	2,335	859
Custodian/wire agent fees	1,658	–
Pricing fees	50,209	17,142
Other	46,140	10,028

Total operating expenses before waiver and reimbursement	1,002,798	550,564
Less: Expenses waived or borne by the adviser and administrator	(227,635)	(122,219)

Net operating expenses	775,163	428,345

Net investment income	3,098,238	353,292

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments in securities	829,019	5,987,698
Foreign currency related transactions	–	(2,405)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in securities	(366,379)	8,787,234
Foreign currency related translations	–	131

Net realized and unrealized gain on investments	462,640	14,772,658

Total increase in net assets resulting from operations	$3,560,878	$15,125,950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
FOR THE SIX MONTHS ENDED
MARCH 31, 2021
(Unaudited)

(1) On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A and Class Y shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A and Class Y shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2) On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class A and Class Y shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A and Class Y shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

(3) On November 16, 2020, Class C Shares of each Predecessor Fund were converted to Class Y Shares of the applicable Predecessor Fund, and the Class C Shares were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (unaudited)(1)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,098,238	$5,611,434
Net realized gain on investments and foreign currency related transactions	829,019	2,510,989
Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency related translations	(366,379)	123,020

Net increase resulting from operations	3,560,878	8,245,443

Distributions:
Class A Shares	(2,171,192)	(2,119,978)
Class C Shares(2)	—	(37,635)
Class Y Shares	(3,325,168)	(3,004,570)

Net decrease resulting from distributions	(5,496,360)	(5,162,183)

Net increase (decrease) in net assets from operations and distributions	(1,935,482)	3,083,260

Capital Share transactions:(3)
Class A Shares
Issued	599,470	2,153,844
Reinvestment of Distributions	1,964,015	1,893,478
Redeemed	(5,343,670)	(12,162,320)

Net decrease from Class A share transactions	(2,780,185)	(8,114,998)

Class C Shares(2)
Issued	(21)	17,077
Reinvestment of Distributions	3,364	35,497
Redeemed	(1,772,830)	(820,446)

Net decrease from Class C share transactions	(1,769,487)	(767,872)

Class Y Shares
Issued	11,965,380	22,151,265
Reinvestment of Distributions	3,258,709	2,957,857
Redeemed	(13,612,125)	(18,907,892)

Net increase (decrease) from Class Y share transactions	1,611,964	6,201,230

Total increase (decrease) in net assets	(4,873,190)	401,620

Net Assets
Beginning of period	198,907,738	198,506,118

End of period	$194,034,548	$198,907,738

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

(1) On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A and Class Y shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A and Class Y shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2) On November 16, 2020, Class C Shares of the Fixed Income Predecessor Fund were converted to Class Y Shares of the Fixed Income Predecessor Fund, and the Class C Shares were terminated.

(3) For share transactions, see Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (unaudited)(1)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$353,292	$643,952
Net realized gain on investments and foreign currency related transactions	5,985,293	449,073
Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency related translations	8,787,365	(1,817,998)

Net increase (decrease) resulting from operations	15,125,950	(724,973)

Distributions:
Class A Shares	(324,066)	(242,359)
Class Y Shares	(352,574)	(357,795)

Net decrease resulting from distributions	(676,640)	(600,154)

Net increase (decrease) in net assets from operations and distributions	14,449,310	(1,325,127)

Capital Share transactions:(3)
Class A Shares
Issued	412,903	613,444
Reinvestment of Distributions	306,898	231,255
Redeemed	(3,998,014)	(5,636,440)

Net decrease from Class A share transactions	(3,278,213)	(4,791,741)

Class C Shares(2)
Issued	441	81,681
Redeemed	(2,179,380)	(698,179)

Net decrease from Class C share transactions	(2,178,939)	(616,498)

Class Y Shares
Issued	7,548,622	10,290,823
Reinvestment of Distributions	344,048	341,128
Redeemed	(7,680,055)	(14,842,352)

Net increase (decrease) from Class Y share transactions	212,615	(4,210,401)

Total increase (decrease) in net assets	9,204,773	(10,943,767)

Net Assets
Beginning of period	67,356,103	78,299,870

End of period	$76,560,876	$67,356,103

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

(1) On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class A and Class Y shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A and Class Y shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2) On November 16, 2020, Class C Shares of the Total Return Predecessor Fund were converted to Class Y Shares of the Total Return Predecessor Fund, and the Class C Shares were terminated.

(3) For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class A Shares	Six- Months Period Ended March 31, 2021 (unaudited)(1)	Years Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$13.27	$13.05	$12.69	$12.98	$13.06	$12.58

Income from Investment Operations:
Net investment income(a)	0.20	0.36	0.35	0.33	0.32	0.33
Net realized and unrealized gain (loss)	0.03	0.19	0.37	(0.28)	(0.06)	0.50

Total from Investment Operations	0.23	0.55	0.72	0.05	0.26	0.83

Distributions and Distributions:
Net investment income	(0.25)	(0.33)	(0.36)	(0.32)	(0.32)	(0.32)
Net realized gains	(0.11)	—	—	—	—	—
Return of capital	—	—	—(b)	(0.02)	(0.02)	(0.03)

Total dividends and distributions	(0.36)	(0.33)	(0.36)	(0.34)	(0.34)	(0.35)

Net Asset Value, End of period(c)	$13.14	$13.27	$13.05	$12.69	$12.98	$13.06

Total Return(c)(d)	1.70%	4.27%	5.76%	0.43%	2.06%	6.72%

Ratios to Average Net Assets:(e)
Net Assets, End of Period (000’s)	$78,735	$82,276	$89,042	$96,380	$104,803	$118,519
Ratio of Expenses to Average Net Assets	0.92%	0.90%	0.90%	0.89%	0.90%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.15%	1.07%	0.95%	0.92%	0.93%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.96%	2.74%	2.72%	2.55%	2.48%	2.58%
Portfolio turnover rate	23%	75%	53%	45%	20%	46%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

Class Y Shares	Six- Months Period Ended March 31, 2021 (unaudited)(1)(2)	Years Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$13.26	$13.04	$12.68	$12.97	$13.05	$12.57

Income from Investment Operations:
Net investment income(a)	0.21	0.39	0.38	0.35	0.35	0.36
Net realized and unrealized gain (loss)	0.04	0.19	0.37	(0.26)	(0.05)	0.50

Total from Investment Operations	0.25	0.58	0.75	0.09	0.30	0.86

Distributions and Distributions:
Net investment income	(0.27)	(0.36)	(0.39)	(0.36)	(0.35)	(0.35)
Net realized gains	(0.11)	—	—	—	—	—
Return of capital	—	—	—(b)	(0.02)	(0.03)	(0.03)

Total dividends and distributions	(0.38)	(0.36)	(0.39)	(0.38)	(0.38)	(0.38)

Net Asset Value, End of period(c)	$13.13	$13.26	$13.04	$12.68	$12.97	$13.05

Total Return(c)(d)	1.83%	4.54%	6.02%	0.68%	2.31%	6.99%

Ratios to Average Net Assets:(e)
Net Assets, End of Period (000’s)	$115,300	$114,884	$106,978	$96,936	$32,679	$2,899
Ratio of Expenses to Average Net Assets	0.67%	0.65%	0.65%	0.66%	0.65%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.90%	0.82%	0.71%	0.67%	0.68%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.22%	3.01%	2.97%	2.76%	2.71%	2.83%
Portfolio turnover rate	23%	75%	53%	45%	20%	46%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

(1)

On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class Y shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class Y shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	On November 16, 2020, Class C Shares of the Fixed Income Predecessor Fund were converted to Class Y Shares of the Fixed Income Predecessor Fund, and the Class C Shares were terminated.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Class A Shares	Six- Months Period Ended March 31, 2021 (unaudited)(1)	Years Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$22.94	$22.99	$23.03	$24.04	$21.88	$21.99

Income from Investment Operations:
Net investment income(a)	0.11	0.18	0.19	0.95	0.16	0.32
Net realized and unrealized gain (loss)	5.36	(0.08)	(0.09)	(0.68)	2.41	2.15

Total from Investment Operations	5.47	0.10	0.10	0.27	2.57	2.47

Distributions and Distributions:
Net investment income	(0.22)	(0.15)	(0.02)	(0.40)	(0.25)	(0.35)
Net realized gains	—	—	(0.12)	(0.50)	(0.16)	(2.23)
Return of capital	—	—	—	(0.38)	—	—

Total dividends and distributions	(0.22)	(0.15)	(0.14)	(1.28)	(0.41)	(2.58)

Net Asset Value, End of period(b)	$28.19	$22.94	$22.99	$23.03	$24.04	$21.88

Total Return(b)(c)	23.94%	0.39%	0.53%	1.17%	11.89%	11.88%

Ratios to Average Net Assets:(d)
Net Assets, End of Period (000’s)	$39,572	$35,088	$40,099	$46,188	$56,167	$56,345
Ratio of Expenses to Average Net Assets	1.31%	1.20%	1.20%	1.17%	1.09%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.65%	1.56%	1.23%	1.17%	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	0.88%	0.80%	0.86%	4.13%	0.65%	1.56%
Portfolio turnover rate	35%	73%	62%	105%	99%	94%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses; total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class Y Shares	Six- Months Period Ended March 31, 2021 (unaudited)(1)(2)	Years Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.34	$23.38	$23.43	$24.44	$22.24	$22.32

Income from Investment Operations:
Net investment income(a)	0.15	0.23	0.25	1.00	0.22	0.37
Net realized and unrealized gain (loss)	5.44	(0.06)	(0.10)	(0.67)	2.45	2.19

Total from Investment Operations	5.59	0.17	0.15	0.33	2.67	2.56

Distributions and Distributions:
Net investment income	(0.28)	(0.21)	(0.08)	(0.43)	(0.31)	(0.41)
Net realized gains	—	—	(0.12)	(0.50)	(0.16)	(2.23)
Return of capital	—	—	—	(0.41)	—	—

Total dividends and distributions	(0.28)	(0.21)	(0.20)	(1.34)	(0.47)	(2.64)

Net Asset Value, End of period(b)	$28.65	$23.34	$23.38	$23.43	$24.44	$22.24

Total Return(b)(c)	24.07%	0.68%	0.74%	1.41%	12.15%	12.14%

Ratios to Average Net Assets:(d)
Net Assets, End of Period (000’s)	$36,989	$30,271	$35,575	$40,931	$50,209	$12,139
Ratio of Expenses to Average Net Assets	1.06%	0.95%	0.95%	0.92%	0.84%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.40%	1.31%	0.98%	0.92%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.01%	1.11%	4.30%	0.98%	1.73%
Portfolio turnover rate	35%	73%	62%	105%	99%	94%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses; total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class Y shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class Y shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	On November 16, 2020, Class C Shares of the Total Return Predecessor Fund were converted to Class Y Shares of the Total Return Predecessor Fund, and the Class C Shares were terminated.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the First Foundation Fixed Income Fund and the First Foundation Total Return Fund (the “Funds”). The investment objective of the First Foundation Fixed Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. The investment objective of the First Foundation Total Return Fund is to seek maximum total return (total return includes both income and capital appreciation). The Funds are each classified as a diversified investment company. Brookmont Capital Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The First Foundation Fixed Income Fund is the successor to the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) and the First Foundation Total Return Fund is the successor to the Highland Total Return Fund (the “Total Return Predecessor Fund” and, together with the Fixed Income Predecessor Fund, the “Predecessor Funds”). The Predecessor Funds were managed by Highland Capital Management Fund Advisors, L.P., the Predecessor Funds’ investment adviser (the “Predecessor Adviser”), prior to their reorganizations into the Funds. The Predecessor Fixed Income Fund and the Predecessor Total Return Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fixed Income Fund and the Total Return Fund, respectively.    Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on January 11, 2021 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to January 11, 2021. The Funds currently offer Class A and Class Y Shares. On November 16, 2020, Class C Shares of each Predecessor Fund were converted to Class Y Shares of the applicable Predecessor Fund, and the Class C Shares were terminated.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

For the period ended March 31, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2021 , the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. For the period ended March 31, 2021, the Funds did not hold any future contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The First Foundation Fixed Income Fund distributes its net investment income, if any, at least monthly. The First Foundation Total Return Fund distributes its net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Reorganization fees — Direct costs of the reorganization, including costs of printing the proxy statement/prospectus, legal fees, accounting fees, transfer agent and custodian conversion costs. The Reorganization fees were split equally between the Funds and prorated between each Fund’s respective share classes.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

For the period ended March 31, 2021, the Funds did not hold any option contracts.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and

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market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. At March 31, 2021, the Funds did not hold swaps contracts.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2021, the First Foundation Fixed Income Fund and First Foundation Total Return Fund paid $87,858 and $28,801 respectively for these services.

Effective January 11, 2021, the Funds have adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for Class A shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class A shares. Prior to January 11, 2021, the Predecessor Funds adopted a distribution plan (the “Predecessor Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Predecessor Plan required the payment of a monthly service fee to NexPoint Securities, Inc. (“NexPoint”) at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Predecessor Funds. The Predecessor Plan also required the payment of a

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monthly distribution fee to NexPoint at an annual rate of 0.75% of the average daily net assets attributable to Class C shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
First Foundation Fixed Income Fund	0.30%

First Foundation Total Return Fund	0.50%

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) from exceeding 0. 74% of the average daily net assets of each of the Fixed Income Fund’s share classes and 1.13% of the average daily net assets of each of the Total Return Fund’s share classes until January 31, 2022. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2022. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/ or expense reimbursement and (ii) at the time of the recoupment.

Prior to January 11, 2021, the Predecessor Adviser had contractually agreed to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses and any class-specific expenses to 0.65% and 0.95% of the average daily net assets of the Fixed Income Predecessor Fund and Total Return Predecessor Fund, respectively, until January 31, 2021.

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For the period ended March 31, 2021, there were no previously waived fees reimbursed to the Funds by the Adviser.

First Foundation Advisors (“FFA” or the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. FFA makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund’s investment program. For its services to the Funds, FFA is entitled to receive from the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Sub-Advisory Fee
First Foundation Fixed Income Fund	0.15%

First Foundation Total Return Fund	0.25%

6. Share Transactions

	First Foundation Fixed Income Fund(1)		First Foundation Total Return Fund(2)
	10/1/2020 to 3/31/2021 (Unaudited)	10/1/2019 to 9/30/2020	10/1/2020 to 3/31/2021 (Unaudited)	10/1/2019 to 9/30/2020
Class A:
Shares Issued	44,927	165,782	15,753	27,006
Shares Issued in Lieu of Dividends and Distributions	146,873	145,110	12,030	9,673
Shares Redeemed	(399,513)	(934,341)	(153,497)	(251,847)
Net Decrease in Class A Shares	(207,713)	(623,449)	(125,714)	(215,168)
Class C: (3)
Shares Issued	2	1,348	21	3,942
Shares Issued in Lieu of Dividends and Distributions	255	2,720	–	–
Shares Redeemed	(131,810)	(62,810)	(98,608)	(34,517)
Net Decrease in Class C Shares	(131,553)	(58,742)	(98,587)	(30,575)
Class Y:
Shares Issued	897,225	1,691,291	291,215	437,289
Shares Issued in Lieu of Dividends and Distributions	243,917	226,821	13,273	13,779
Shares Redeemed	(1,023,083)	(1,458,298)	(310,396)	(675,707)
Net Increase (Decrease) in Class Y Shares	118,059	459,814	(5,908)	(224,639)

(1)

On January 11, 2021, the Fixed Income Predecessor Fund was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A and Class Y shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A and Class Y shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund.

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(2)

On January 11, 2021, the Total Return Predecessor Fund was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund.

(3)	On November 16, 2020, Class C Shares of each Predecessor Fund were converted to Class Y Shares of the applicable Predecessor Fund, and the Class C Shares were terminated.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2021, were as follows:

	U.S. Government	Other	Total
First Foundation Fixed Income Fund
Purchases	$5,999,717	$39,594,832	$45,594,549
Sales	14,727,792	29,227,770	43,955,562
First Foundation Total Return Fund
Purchases	—	23,521,303	23,521,303
Sales	150,651	29,239,848	29,390,499

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

As September 30, 2020, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Other Temporary Differences	Capital Loss Carryovers- Short-Term	Net Tax Appreciation/ (Depreciation)
Fixed Income Fund	$1,460,480	$(18,061)	$—	$3,775,097
Total Return Fund	461,334	4	(255,231)	3,131,523

The other temporary differences are comprised of dividends payable and losses deferred to off-setting positions.

As of September 30, 2020, the Fixed Income Predecessor Fund had short-term capital loss carryovers available to offset future realized capital gains. For fiscal year ended September 30, 2020, the Fixed Income Predecessor Fund utilized capital loss carryovers from prior year in the amount of $1,821,874.

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For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales, perpetual bonds, and disposition of underlying funds.

The tax character of distributions paid during the years ended September 30, 2020 and September 30, 2019 is as follows:

	Ordinary Income	Long-term Capital Gain	Return of Capital	Total
	First Foundation Fixed Income Fund
2020	$5,162,183	$—	$—	$5,162,183
2019	5,611,924	—	65,603	5,677,527
	First Foundation Total Return Fund
2020	600,154	—	—	600,154
2019	612,165	—	—	612,165

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2021, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Fixed Income Fund	$189,170,630	$6,578,429	$(2,887,150)	$3,691,279
Total Return Fund	63,187,479	11,629,804	(2,392,701)	9,237,103

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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Asset Allocation Risk (First Foundation Total Return Fund) — The Fund is subject to asset allocation risk, which Is the risk that the Sub-Adviser’s allocation of the Fund’s assets among strategies will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Large Shareholder Risk (First Foundation Total Return Fund) — The risk that a significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, Including those of which the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Real Estate Sector Risk (First Foundation Total Return Fund) — Securities of companies principally engaged In the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (Ii) changes In the value of real estate properties: (iii) risks related to local economic conditions, overbuilding and increased competition: (iv) increases in property taxes and operating expenses; (v) changes in zoning laws: (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants: (viii) the availability of financing; and (ix) changes In Interest rates and quality of credit extended.

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Value Style Risk (First Foundation Total Return Fund) — If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations Is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time,

Communications Sector Risk (First Foundation Total Return Fund) — Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies·), the Fund Is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector, The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged In strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk — The risk that the issuer of a security or, the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, In the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

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Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, The Fund’s fixed Income securities will decrease In value If Interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Derivatives Risk — The Fund’s use of futures contracts and options is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Foreign investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on Investments in Issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times which could result in losses to the Fund.

Investments In Investment Company Risk — When the Fund Invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, It will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the Investment Company, the Fund may be subject to

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additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Growth Style Risk (First Foundation Total Return Fund) — If a growth company does not meet the Sub-Adviser’s expectations that its earnings will increase at a certain rate, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

Hedging Risk (First Foundation Total Return Fund) — Hedging risk is the risk that instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below Investment grade junk bonds) Involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds”, but there is no guarantee that an Investment in these securities will result in a high rate of return.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Large Capitalization Company Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such

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as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small-and-Mid-Capitalization Company Risk — The small and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk because these companies tend to have limited product lines markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Micro-Capitalization Company Risk (First Foundation Total Return Fund) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid-and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell In the market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even If the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing’s and loan modifications at lower Interest rates. In contrast, if prevailing interest rates rise prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

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Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach In cyber security, Including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder Information or confidential company Information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Prepayment Risk — The risk that, in a declining interstate environment fixed Income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates,

Portfolio Turnover Risk (First Foundation Total Return Fund) — Due to its Investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

REITs Risk (First Foundation Total Return Fund) — REITs are pooled investment vehicles that own, and usually operate income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result In the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Restricted Securities Risk (First Foundation Total Return Fund) — Investments in restricted securities may be illiquid. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, restricted securities may not be subject to the disclosure and other investor protection requirements that might be applicable to unrestricted securities. In order to sell restricted securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial

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Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future of LIBOR and the nature of any replacement rate. Alternatives to LIBOR are established or in development In most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy, and new products, instruments and contracts are commercially accepted.

Asset-Backed Securities Risk (First Foundation Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Financials Sector Risk (First Foundation Fixed Income Fund) — The Fund is subject to the risk that the securities of issuers in the Financials Sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Preferred Stock Risk (First Foundation Fixed Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

Municipal Securities Risk (First Foundation Fixed Income Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

11. Other:

At March 31, 2021, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
First Foundation Fixed Income Fund, Class A	1	15%
First Foundation Fixed Income Fund, Class Y	1	86%
First Foundation Total Return Fund, Class A	0	0%
First Foundation Total Return Fund, Class Y	2	84%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2020 to March 31, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021

DISCLOSURE OF FUND EXPENSES – (Unaudited) concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Annualized Expense Ratios	Expenses Paid During Period*
First Foundation Fixed Income Fund

Actual Fund Return
Class A	$1,000.00	$1,017.00	0.92%	$4.63
Class Y	1,000.00	1,018.30	0.67	3.37
Hypothetical
Class A	$1,000.00	$1,020.34	0.92%	$4.63
Class Y	1,000.00	1,021.59	0.67	3.38
First Foundation Total Return Fund

Actual Fund Return
Class A	$1,000.00	$1,239.40	1.31%	$7.31
Class Y	1,000.00	1,240.70	1.06	5.92
Hypothetical
Class A	$1,000.00	$1,018.40	1.31%	$6.59
Class Y	1,000.00	1,019.65	1.06	5.34
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021
(Unaudited)

INVESTMENT ADVISORY AGREEMENT RENEWAL DISCLOSURE

First Foundation Fixed Income Fund

First Foundation Total Return Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held via videoconference on October 15, 2020 to decide whether to approve the Agreements for initial two-year terms (the “October Meeting”). The October Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. At the October Meeting, the Board also considered the proposed reorganization of the Highland Fixed Income Fund and the Highland Total Return Fund (the “Predecessor Funds”) of the Highland Funds II trust into the Funds. The Predecessor Funds were advised by Highland Capital Management Fund Advisors, L.P., and sub-advised by First Foundation Advisors (“FFA” or the “Sub-Adviser”). In considering the approval of the Agreements, the Board considered that FFA would continue to serve as the investment sub-adviser of the Funds and that the portfolio management team of the Funds would be substantially the same as the portfolio management team of the Predecessor Funds. In preparation for the October Meeting, the Trustees requested that Brookmont Capital Management, LLC (the “Adviser”) and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the October Meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021
(Unaudited)

advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; (x) the Adviser’s rationale for recommending the Sub-Adviser; and (x) the Adviser’s and the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the October Meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the October Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021
(Unaudited)

series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Investment Performance of the Sub-Adviser

Because FFA served as the investment sub-adviser of the Predecessor Funds, and the portfolio management team of the Funds would be substantially the same as the portfolio management team of the Predecessor Funds, the Board considered the investment performance of the Predecessor Funds in considering the approval of the Sub-Advisory Agreement. Representatives from the Adviser and the Sub-Adviser provided information to the Board regarding the performance of the Predecessor Funds. Following evaluation, the Board concluded, within the context of its full deliberations, that the investment performance of the Sub-Adviser and its investment management personnel supported approval of the Sub-Advisory Agreement.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2021
(Unaudited)

and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Funds.

Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Brookmont Funds

PO Box 219009

Kansas City, MO 64121

800-838-0191

Investment Adviser:

Brookmont Capital Management, LLC

2000 McKinney Avenue, Suite 1230,

Dallas, TX 75201

Sub-Adviser:

First Foundation Advisors

18101 Von Karman Avenue, Suite 700,

Irvine, CA 92612

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

BRK-SA-001-000

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie

Michael Beattie,
President

Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie

Michael Beattie,
President

Date: June 8, 2021

By (Signature and Title)	/s/ Andrew Metzger

Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 8, 2021